Risks and Uncertainties (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023 HKD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 VND (₫)
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage	13.90%	12.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage	12.50%	19.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage	11.40%	14.40%
Vendor One [Member] | Total Purchases [Member] | Vendor concentration risk [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage	21.50%	18.30%	18.90%
Vendor One [Member] | Accounts Payable [Member] | Vendor concentration risk [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage	12.90%	14.30%
Vendor Two [Member] | Total Purchases [Member] | Vendor concentration risk [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage	10.10%	14.90%	14.90%
Vendor Three [Member] | Total Purchases [Member] | Vendor concentration risk [Member]
Risks and Uncertainties (Details) [Line Items]
Concentration Risk, Percentage	9.00%	10.80%	12.60%
Hong Kong Deposit Protection Board [Member] | Credit Risk [Member]
Risks and Uncertainties (Details) [Line Items]
Compensation limit	$ 63,807			$ 500,000
Cash balance	11,301,641			88,561,243
Insured	191,421			$ 1,500,000
People’s Bank of China [Member] | Credit Risk [Member]
Risks and Uncertainties (Details) [Line Items]
Compensation limit	68,913				¥ 500,000
Cash balance	16,120,422				116,962,530
Insured	76,598				¥ 555,761
Deposit insurance of Vietnam [Member] | Credit Risk [Member]
Risks and Uncertainties (Details) [Line Items]
Compensation limit	5,300					₫ 0
Cash balance	98,069					312,787,951
Insured	$ 11,070					₫ 70,196